Statements of changes in convertible preferred shares and shareholders' deficit - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2018	45,786,714
Beginning balance at Dec. 31, 2018	$ 96,025
Ending balance (in shares) at Dec. 31, 2019	45,786,714
Ending balance at Dec. 31, 2019	$ 96,025
Beginning balance (in shares) at Dec. 31, 2018		13,171,157
Beginning balance at Dec. 31, 2018	(114,615)	$ 36	$ 16,254	$ (347)	$ (130,558)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		498,130
Exercise of stock options	589	$ 1	588
Share-based compensation	2,004		2,004
Other comprehensive income	496			496
Net loss	(17,707)				(17,707)
Ending balance (in shares) at Dec. 31, 2019		13,669,287
Ending balance at Dec. 31, 2019	$ (129,233)	$ 37	18,846	149	(148,265)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Preferred C Shares, net of issuance cost (in shares)	4,870,328
Issuance of Preferred C Shares, net of issuance cost	$ 39,785
Ending balance (in shares) at Dec. 31, 2020	50,657,042
Ending balance at Dec. 31, 2020	$ 135,810
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	1,656,994	1,656,994
Exercise of stock options	$ 1,442	$ 5	1,437
Share-based compensation	4,800		4,800
Deemed dividend to ordinary and preferred shareholders	0		825		(825)
Other comprehensive income	(73)			(73)
Net loss	$ (21,996)				(21,996)
Ending balance (in shares) at Dec. 31, 2020	15,326,281	15,326,281
Ending balance at Dec. 31, 2020	$ (145,060)	$ 42	25,908	76	(171,086)
Increase (Decrease) in Temporary Equity [Roll Forward]
Coversion of Convertible Preferred Shares to Ordinary Shares upon initial public offering (in shares)	(50,657,042)
Conversion of Convertible Preferred Shares to Ordinary Shares upon initial public offering	$ (135,810)
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible preferred shares to ordinary shares (in shares)		50,657,042
Conversion of Convertible Preferred Shares to Ordinary Shares upon initial public offering	135,810	$ 136	135,674
Issuance of shares in relation to initial public offering, net (in shares)		7,550,531
Issuance of shares in relation to initial public offering, net of issuance costs	$ 150,666	$ 23	150,643
Exercise of stock options (in shares)	1,301,233	1,311,587
Exercise of stock options	$ 1,222	$ 4	1,218
Share-based compensation	11,171		11,171
Other comprehensive income	84			84
Net loss	$ (68,979)				(68,979)
Ending balance (in shares) at Dec. 31, 2021	74,845,441	74,845,441
Ending balance at Dec. 31, 2021	$ 84,914	$ 205	$ 324,614	$ 160	$ (240,065)